Net revenue (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating segments
Total	R$ 2,233,466	R$ 2,187,710	R$ 1,444,380
North America
Operating segments
Total	977,663	923,174	664,858
Europe
Operating segments
Total	224,698	205,992	28,148
Latin America
Operating segments
Total	924,874	975,948	701,206
Asia Pacific
Operating segments
Total	R$ 106,231	R$ 82,596	R$ 50,168